SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION
Schedule of reconciliation of revenues from segments to consolidated

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Revenue:
Search & Applications	$1,040,507	$805,284	$649,642
Match	518,027	400,723	342,598
Local	303,418	263,749	230,426
Media	70,164	49,692	14,833
Other	128,065	118,749	110,765
Inter-segment elimination	(737)	(1,382)	(1,569)

Total	$2,059,444	$1,636,815	$1,346,695

Schedule of reconciliation of operating income from segments to consolidated

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Operating Income (Loss):
Search & Applications	$204,006	$128,356	$(967,657)
Match	137,555	115,367	84,655
Local	25,533	8,405	3,974
Media	(16,275)	(23,385)	(16,061)
Other	(3,896)	(31,600)	(9,165)
Corporate	(149,161)	(147,348)	(133,733)

Total	$197,762	$49,795	$(1,037,987)

Schedule of reconciliation of Operating Income Before Amortization from segments to consolidated

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Operating Income Before Amortization(a):
Search & Applications	$204,980	$140,792	$103,856
Match	156,274	122,057	94,124
Local	28,284	10,671	12,357
Media	(15,845)	(21,849)	(15,518)
Other	(2,499)	2,091	(7,493)
Corporate	(62,787)	(64,183)	(65,465)

Total	$308,407	$189,579	$121,861

(a)
The Company's primary metric is Operating Income Before Amortization, which is defined as operating income excluding, if applicable: (1) non-cash compensation expense, (2) amortization of non-cash marketing, (3) amortization and impairment of intangibles, (4) goodwill impairment and (5) one-time items. The Company believes this measure is useful to investors because it represents the operating results from IAC's segments, taking into account depreciation, which it believes is an ongoing cost of doing business, but excluding the effects of any other non-cash expenses. Operating Income Before Amortization has certain limitations in that it does not take into account the impact to IAC's statement of operations of certain expenses, including non-cash compensation, non-cash marketing, and acquisition related accounting. IAC endeavors to compensate for the limitations of the non-U.S. GAAP measure presented by providing the comparable U.S. GAAP measure with equal or greater prominence, financial statements prepared in accordance with U.S. GAAP, and descriptions of the reconciling items, including quantifying such items, to derive the non-U.S. GAAP measure.

Schedule of reconciliation of segment assets to consolidated assets

	December 31,
	2011	2010
	(In thousands)
Segment Assets(b):
Search & Applications	$246,459	$260,288
Match	190,338	196,177
Local	46,581	42,473
Media	25,429	23,252
Other	15,910	13,191
Corporate	1,148,517	1,559,161

Total	$1,673,234	$2,094,542

(b)  Consistent with the Company's primary metric (described in (a) above), the Company excludes, if applicable, goodwill and intangible assets from the measure of segment assets presented above.

Schedule of reconciliation of depreciation from segments to consolidated

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Depreciation:
Search & Applications	$25,484	$35,754	$31,395
Match	10,780	11,042	9,821
Local	10,388	7,785	6,259
Media	703	245	169
Other	851	828	2,575
Corporate	8,513	8,243	11,172

Total	$56,719	$63,897	$61,391

Schedule of reconciliation of capital expenditures from segments to consolidated

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Capital expenditures:
Search & Applications	$8,698	$17,169	$16,913
Match	17,447	10,087	7,814
Local	9,299	10,513	7,482
Media	905	474	273
Other	970	951	1,221
Corporate	2,635	635	235

Total	$39,954	$39,829	$33,938

Schedule of revenue and long-lived assets, excluding goodwill and intangible assets, by geographical segments

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Revenue
United States	$1,583,322	$1,359,655	$1,138,820
All other countries	476,122	277,160	207,875

Total	$2,059,444	$1,636,815	$1,346,695

	December 31,
	2011	2010
	(In thousands)
Long-lived assets (excluding goodwill and intangible assets)
United States	$246,550	$267,060
All other countries	13,038	868

Total	$259,588	$267,928

Schedule of reconciliation of Operating Income Before Amortization to operating income (loss) for the entity's reportable segments

	Year Ended December 31, 2011
	Operating Income Before Amortization	Non-Cash Compensation Expense	Amortization of Intangibles	Operating Income (Loss)
	(In thousands)
Search & Applications	$204,980	$202	$(1,176)	$204,006
Match	156,274	(1,642)	(17,077)	137,555
Local	28,284	—	(2,751)	25,533
Media	(15,845)	(427)	(3)	(16,275)
Other	(2,499)	(347)	(1,050)	(3,896)
Corporate	(62,787)	(86,374)	—	(149,161)

Total	$308,407	$(88,588)	$(22,057)	$197,762

	Year Ended December 31, 2010
	Operating Income Before Amortization	Non-Cash Compensation Expense	Amortization of Intangibles	Goodwill Impairment	Operating Income (Loss)
	(In thousands)
Search & Applications	$140,792	$(630)	$(11,806)	$—	$128,356
Match	122,057	153	(6,843)	—	115,367
Local	10,671	—	(2,266)	—	8,405
Media	(21,849)	(458)	(1,078)	—	(23,385)
Other	2,091	(180)	(5,479)	(28,032)	(31,600)
Corporate	(64,183)	(83,165)	—	—	(147,348)

Total	$189,579	$(84,280)	$(27,472)	$(28,032)	$49,795

	Year Ended December 31, 2009
	Operating Income Before Amortization	Non-Cash Compensation Expense	Amortization of Intangibles	Amortization of Non-Cash Marketing	Goodwill Impairment	Operating (Loss) Income
	(In thousands)
Search & Applications	$103,856	$(663)	$(147,488)	$(6,494)	$(916,868)	$(967,657)
Match	94,124	(154)	(4,940)	(4,375)	—	84,655
Local	12,357	(150)	(3,234)	(4,999)	—	3,974
Media	(15,518)	(226)	(317)	—	—	(16,061)
Other	(7,493)	(620)	(1,052)	—	—	(9,165)
Corporate	(65,465)	(68,268)	—	—	—	(133,733)

Total	$121,861	$(70,081)	$(157,031)	$(15,868)	$(916,868)	$(1,037,987)

Schedule of reconciliation of segment assets to total assets

	December 31, 2011
	Segment Assets	Goodwill	Indefinite-Lived Intangible Assets	Definite-Lived Intangible Assets	Total Assets
	(In thousands)
Search & Applications	$246,459	$526,444	$163,604	$6	$936,513
Match	190,338	667,073	156,699	21,501	1,035,611
Local	46,581	127,698	18,205	1,293	193,777
Media	25,429	15,590	1,800	—	42,819
Other	15,910	21,719	11,180	3,819	52,628
Corporate(c)	1,148,517	—	—	—	1,148,517

Total	$1,673,234	$1,358,524	$351,488	$26,619	$3,409,865

	December 31, 2010
	Segment Assets	Goodwill	Indefinite-Lived Intangible Assets	Definite-Lived Intangible Assets	Total Assets
	(In thousands)
Search & Applications	$260,288	$526,681	$163,604	$1,181	$951,754
Match(d)	196,177	297,974	42,118	979	537,248
Local	42,473	127,367	17,719	4,005	191,564
Media	23,252	15,759	2,400	20	41,431
Other	13,191	21,712	11,180	1,838	47,921
Corporate(c)	1,559,161	—	—	—	1,559,161

Total	$2,094,542	$989,493	$237,021	$8,023	$3,329,079

(c)
Corporate assets consist primarily of cash and cash equivalents, marketable securities and IAC's headquarters building.

(d)
Included in the segment assets of Match at December 31, 2010 is its investment in Meetic, which was accounted for as an equity method investment. During the third quarter of 2011, Match obtained a controlling financial interest in Meetic. Accordingly, this purchase was accounted for under the acquisition method of accounting.